POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. ("Mergent") as the index provider for the following indexes (each, an "Underlying Index"): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

•  The first paragraph on page 54 under the section "Index Providers" is deleted and replaced with the following:

NASDAQ OMX Group, Inc. is the Index Provider for PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio. NASDAQ OMX Group, Inc. is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX Group, Inc. to use the Underlying Indexes of these Funds. The Funds are entitled to use their respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

•  The first, second, third and fourth paragraphs on page 55 under the section "Disclaimers" are deleted and replaced with the following:

The Share Buyback AchieversTM Index, Broad Dividend AchieversTM Index, Mergent Dividend AchieversTM 50 Index, and International Dividend AchieversTM Index are trademarks of NASDAQ OMX Group, Inc. and have been licensed for use for certain purposes by the Adviser. The Wells Fargo® Hybrid & Preferred Securities Financial Index is a service mark of Wells Fargo & Company and has been licensed for use by the Adviser.

PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio are not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, these Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the each Fund's respective Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser is in the licensing of the trade/service marks of NASDAQ®, and each Underlying Index, and certain trade names of the Corporations and the use of each Underlying Index, which is determined, composed and calculated by NASDAQ OMX without regard to the Adviser or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating each Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which that Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds. "NASDAQ®" is a registered trademark and is used under license.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF A FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1 SUP-1 122812

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2012

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. ("Mergent") as the index provider for the following indexes (each, an "Underlying Index"): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio.

Effective immediately, the Statement of Additional Information is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

•  The second and third full paragraphs on page 69 under the section "Management—Disclaimers" are deleted and replaced with the following:

NASDAQ OMX Group, Inc. is the Index Provider for PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio. NASDAQ OMX Group, Inc. is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with NASDAQ OMX Group, Inc. to use the Underlying Indexes of these Funds. The Funds are entitled to use their respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

The only relationship that NASDAQ OMX Group has with the Adviser or Distributor of PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio in connection with the Funds is that NASDAQ OMX Group has licensed certain of its intellectual property, including the determination of the component stocks of each Underlying Index and the name of each Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio. NASDAQ OMX Group has no obligation to take the specific needs of the Adviser, Distributor or owners of these Funds into consideration in the determination and calculation of each Underlying Index. NASDAQ OMX Group is not responsible for and has not participated in the determination of pricing or calculation of the asset value of each of the Funds. NASDAQ OMX Group does not have any obligation or liability in connection with the administration, marketing or trading of PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio.

Each of PowerShares Buyback AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio is not sponsored, endorsed, sold or promoted by the NASDAQ OMX Group or the Corporations. The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly, or the ability of the each Underlying Index to track general stock market performance. The Corporations' only relationship to the Licensee is in the licensing of the NASDAQ®, OMX® and NASDAQ OMX® trade/service marks, and certain trade names of the Corporations and the use of each Fund's Underlying Index, which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THERIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIATION ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OR THE POSSIBILITY OF SUCH DAMAGES.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-2 122812